Condensed Consolidated Statements of Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 599,000	$ 3,407,000
Cost of revenues		(1,183,000)	(8,172,000)
Cost of revenues - idle capacity		(6,577,000)	(7,567,000)
Gross loss		(7,161,000)	(12,332,000)
Operating expenses:
Research and development		158,823	1,078,000
Selling, general and administrative		61,003,000	13,573,000
Total operating expenses		61,162,000	14,651,000
Loss from operations		(68,323,000)	(26,983,000)
Other income (expenses):
Other income		9,592,000	2,364,000
Interest income		1,000	47,000
Interest expense		(8,200,000)	(8,417,000)
Government grant		5,258,000	1,706,000
Gain (Loss) on equity investment		183,000	(64,000)
Other expenses			(176,000)
Total other income (expenses), net		6,834,000	(4,540,000)
Loss before income taxes		(61,489,000)	(31,523,000)
Provision for income tax
Net loss		(61,489,000)	(31,523,000)
Net loss attributed to non-controlling interest		(21,441,000)	(9,901,000)
Net loss attributed to shareholders of Chijet Motor		$ (40,048,000)	$ (21,622,000)
Basic net loss per share attributable to ordinary shareholders	[1],[2]	$ (1.73)	$ (3.99)
Diluted net loss per share attributable to ordinary shareholders	[1],[2]	$ (1.73)	$ (3.99)
Basic weighted average ordinary shares	[1],[2]	23,155,353	5,414,718
Diluted weighted average ordinary shares	[1],[2]	23,155,353	5,414,718
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 533,000	$ 3,162,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenues		$ 66,000	$ 245,000

[1]	Par value of ordinary shares, treasury stock, additional paid-in capital and share data have been retrospectively restated to give effect to a 1-for-30 reverse stock split that is discussed in Note 1(d).
[2]	Shares issuable upon exercise of warrants were excluded in calculating diluted loss per share.